Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2023	2024	2025
	(in thousands)
Trade payables	$16,281	$6,106	$10,081
Other current liabilities:
Employees and social debts	7,383	8,146	6,260
Provisions	—	763	1,454
Advance payments from customers	311	141	483
Others	1,205	2,124	2,887
Total other current liabilities	$8,899	$11,174	$11,084
Contract liabilities:
License and services agreement (See Note 22)	5,485	10,712	6,514
Deferred revenue	367	309	710
	$5,852	$11,021	$7,224
Terms and conditions of the above liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•Certain upfront payments received from strategic partners are deemed to include a financing component, and as such, bear interest.
Trade payables
Trade payables at December 31, 2023 included two significant non-recurring items:
•In the year ended December 31, 2022, the Company contracted a long-term supplier payable related to the acquisition of certain intangible assets. As of December 31, 2023, $1,587,000 remained and was included in current trade payables.
•In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development; $1,430,000 was payable under this agreement and was paid in October 2024. This amount was discounted and as of December 31, 2023, $1,288,000 was included in current trade payables and the Company recorded interest expense associated with this amount each reporting period.
Contract liabilities and deferred revenue
In December 2020, the Company signed a 5G technology access and license agreement with a strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. In the year ended December 31, 2024, the Company recognized the final revenues under the agreement for an amount of $314,000 ($571,000 in 2023). At December 31, 2025 and 2024, no contract liability remained (December 31, 2023: $245,000 as current portion).
In August 2022, the Company signed a 5G license agreement with another strategic partner for an amount of up to $60,000,000, to be paid over three years, to manufacture and sell the 5G chipset in China as well as the right to create derivative products based on the licensed technology that may be sold in China if a minor derivative and worldwide if a major derivative. In the year ended December 31, 2024, the Company recognized license fee revenues for an amount of $2,500,000 ($18,750,000 in 2023). At December 31, 2023, the net remaining contract liability of $2,500,000 was presented on the Statement of Financial Position as current contract liabilities. On May 31, 2024, the Company and the strategic partner mutually agreed to terminate the agreement. They have acknowledged that all payments owing under the agreement have been paid in full and that no additional payments, fees or other compensation are owing or payable by one party to the other party in connection with this termination.
In October 2023, the Company signed with the first strategic partner an additional amendment related to the purchase of product with advance payment of $3,150,000. In the year ended December 31, 2023, $420,000 product revenues were recognized as a result of product deliveries (no revenues recognized in 2024 or 2025). At December 31, 2025, 2024 and 2023, a $2,730,000 contract liability remained and was presented on the Statement of Financial Position as a current liability. The Company does not expect to settle this amount until the Company's claims against this strategic partner on another matter are resolved.
On September 30, 2024, the Company licensed to Qualcomm its 5G broadband platform, which was approximately 75% developed and is licensed “as is” with no obligation to make any improvements. The license gives Qualcomm the right to use the IP to design their own products, manufacture and sell. The license amounted to $20,000,000. License revenue is recognized upon delivery of the technology packages to Qualcomm. In the year ended December 31, 2024, the Company recognized license fee revenues for an amount $12,139,000 for the technology packages delivered in by December 31, 2024. At December 31, 2024, the net remaining contract liability of $7,861,000 was presented on the Statement of Financial Position as current contract liabilities and was recognized as revenue in 2025.
At December 31, 2025, contract liabilities includes $2,571,000 related to a manufacturing supply agreement for products to be delivered in 2026.
The balance of contract liabilities at December 31, 2024 and 2025 comes from a number of small services contracts with several different customers.
Deferred revenue is primarily related to maintenance services and, at December 31, 2025, to a license fee invoiced but not yet recognized in revenue. At December 31, 2023, 2024 and 2025, deferred revenue totaled $367,000 (recognized in 2024), $309,000 (recognized in 2025) and $710,000 (expected to be recognized during 2026), respectively.